Employee Stock And Incentive Plan (Summary Of Stock Option Transactions) (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted, Shares	63,306	195,056	70,000
Exercised, Shares	(424,490)	(434,696)	(165,686)
Stock Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Outstanding, beginning of year, Shares	3,839,197
Granted, Shares
Forfeited, Shares	(13,908)
Expired, Shares	(23,839)
Exercised, Shares	(424,490)
Outstanding, end of year, Shares	3,376,960
Exercisable end of year, Shares	2,893,668
Outstanding, beginning of year, Weighted Average Exercise Price	19.54
Granted, Weighted Average Exercise Price
Forfeited, Weighted Average Exercise Price	18.62
Expired, Weighted Average Exercise Price	23.02
Exercised, Weighted Average Exercise Price	15.56
Outstanding, end of year, Weighted Average Exercise Price	20.03
Exercisable, end of year, Weighted Average Exercise Price	20.38
Outstanding, end of year, Weighted Average Remaining Life (years)	4.9
Exercisable, end of year, Weighted Average Remaining Life (years)	4.5
Outstanding, end of year, Aggregate Intrinsic Value	10,698
Exercisable, end of year, Aggregate Intrinsic Value	8,691